Earnings Per Share - SBH (Tables)	12 Months Ended
Sep. 30, 2017
Earnings Per Share - SBH [Abstract]
Schedule Of Earnings Per Share

(in millions, except per share amounts)	2017	2016	2015
Numerator
Net income from continuing operations attributable to controlling interest	$125.0	$280.0	$49.9
Income from discontinued operations attributable to controlling interest	170.8	77.1	99.0
Net income attributable to controlling interest	295.8	357.1	148.9
Denominator
Weighted average shares outstanding - basic	58.6	59.3	55.6
Dilutive shares	0.4	0.3	0.3
Weighted average shares outstanding - diluted	59.0	59.6	55.9
Earnings per share
Basic earnings per share from continuing operations	$2.13	$4.72	$0.90
Basic earnings per share from discontinued operations	2.91	1.30	1.78
Basic earnings per share	$5.04	$6.02	$2.68
Diluted earnings per share from continuing operations	$2.12	$4.70	$0.90
Diluted earnings per share from discontinued operations	2.90	1.29	1.76
Diluted earnings per share	$5.02	$5.99	$2.66
Weighted average number of anti-dilutive shares excluded from denominator
Restricted stock units	0.2	0.1	0.1